Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	MADISON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040612
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Madison Funds
Supplement dated May 20, 2016

This Supplement amends the Prospectus of the Madison Funds dated February 29, 2016, and the Summary Prospectuses for the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Funds dated February 29, 2016.

Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Fund